Deposits - Summary of Deposits (Detail) - CAD ($) $ in Millions	Jul. 31, 2019	Apr. 30, 2019	Oct. 31, 2018
Disclosure Of Deposits [line items]
Interest bearing	$ 31,020		$ 30,192
Non-interest bearing	56,131		56,729
Payables after notice	173,479		157,785
Payable on a fixed date	292,753		276,222
Total	553,383	$ 548,837	520,928
Banks [Member]
Disclosure Of Deposits [line items]
Interest bearing	2,606		1,450
Non-interest bearing	1,424		1,400
Payables after notice	883		526
Payable on a fixed date	24,407		24,531
Total	29,320		27,907
Business and governments [member]
Disclosure Of Deposits [line items]
Interest bearing	25,181		25,266
Non-interest bearing	32,159		33,984
Payables after notice	79,734		67,026
Payable on a fixed date	189,908		185,901
Total	326,982		312,177
Individuals [Member]
Disclosure Of Deposits [line items]
Interest bearing	3,233		3,476
Non-interest bearing	22,548		21,345
Payables after notice	92,862		90,233
Payable on a fixed date	78,438		65,790
Total	197,081		180,844
Canada [member]
Disclosure Of Deposits [line items]
Interest bearing	25,514		21,735
Non-interest bearing	48,406		47,231
Payables after notice	86,459		82,091
Payable on a fixed date	179,587		160,069
Total	339,966		311,126
United States [member]
Disclosure Of Deposits [line items]
Interest bearing	4,398		7,395
Non-interest bearing	7,704		9,477
Payables after notice	85,875		74,476
Payable on a fixed date	86,000		86,805
Total	183,977		178,153
Other countries [member]
Disclosure Of Deposits [line items]
Interest bearing	1,108		1,062
Non-interest bearing	21		21
Payables after notice	1,145		1,218
Payable on a fixed date	27,166		29,348
Total	$ 29,440		$ 31,649